Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	$ 281,984
Net book value	116,928	$ 281,984
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	291,609	89,897
Adoption of IFRS 16		1,006
Acquisitions		58,409
Additions	8,189	140,063
Reclassification to assets held for sale	(2,998)
Dispositions	2,527	890
Disposition of Bridge Farm (note 5)	(92,301)
Foreign currency translation	(788)	3,124
Net book value	201,184	291,609
Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	(9,625)	(1,406)
Adoption of IFRS 16		(100)
Impairment	66,317	162
Dispositions	(257)	(378)
Disposition of Bridge Farm (note 5)	(3,603)
Foreign currency translation	(35)	63
Net book value	(84,256)	(9,625)
Depreciation	12,209	8,472
Right of Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	16,146
Net book value	1,323	16,146
Right of Use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	16,509
Adoption of IFRS 16		1,333
Acquisitions		14,648
Additions	763	687
Dispositions	825	700
Disposition of Bridge Farm (note 5)	(14,431)
Foreign currency translation	(122)	541
Net book value	1,894	16,509
Right of Use Assets | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	(363)
Dispositions	(176)	(248)
Disposition of Bridge Farm (note 5)	(251)
Foreign currency translation	(3)	1
Net book value	(571)	(363)
Depreciation	638	610
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	26,603
Net book value	8,640	26,603
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	26,606	5,246
Acquisitions		15,860
Additions	8	1,517
Transfers from CIP	509	3,406
Reclassification to assets held for sale	(1,547)
Dispositions	499	31
Disposition of Bridge Farm (note 5)	(16,300)
Foreign currency translation	(137)	608
Net book value	8,640	26,606
Land and Buildings | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	(3)
Disposition of Bridge Farm (note 5)	(473)
Foreign currency translation	(5)
Net book value		(3)
Depreciation	475	3
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	161,042
Net book value	83,573	161,042
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	166,442	23,336
Acquisitions		21,294
Additions	213	283
Transfers from CIP	8,212	120,724
Dispositions	162
Disposition of Bridge Farm (note 5)	(21,587)
Foreign currency translation	(181)	805
Net book value	152,937	166,442
Production Facilities | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	(5,400)	(312)
Impairment	60,658
Dispositions	(37)
Disposition of Bridge Farm (note 5)	(2,879)
Foreign currency translation	(27)	62
Net book value	(69,364)	(5,400)
Depreciation	6,249	5,026
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	20,324
Net book value	20,394	20,324
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	24,021	7,254
Adoption of IFRS 16		(327)
Acquisitions		247
Additions	2,886	3,393
Transfers from CIP	2,287	13,603
Dispositions	50	159
Disposition of Bridge Farm (note 5)	(249)
Foreign currency translation	(1)	10
Net book value	28,894	24,021
Equipment | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	(3,697)	(1,094)
Adoption of IFRS 16		(100)
Dispositions	(44)	(130)
Net book value	(8,500)	(3,697)
Depreciation	4,847	2,833
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	57,869
Net book value	2,998	57,869
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	58,031	54,061
Acquisitions		6,360
Additions	4,319	134,183
Transfers from CIP	(11,008)	(137,733)
Reclassification to assets held for sale	(1,451)
Dispositions	991
Disposition of Bridge Farm (note 5)	(39,734)
Foreign currency translation	(347)	1,160
Net book value	8,819	58,031
Construction in Progress | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	(162)
Impairment	5,659	162
Net book value	$ (5,821)	$ (162)